Revenue - Summary of Contract Assets (Detail) - TWD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Disclosure Of Contract Assets In Relation To Revenue [Abstract]
Contract assets	$ 568,088	$ 397,747	$ 383,883